INCOME AND SOCIAL CONTRIBUTION TAXES - Estimated recovery and reversal of income and social contributions tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	R$ 4,071,219	R$ 3,874,054	R$ 3,054,393	R$ 3,407,230
Non-current liabilities	(517,413)	(118,368)	R$ (82,686)	R$ (395,436)
Next 12 months
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets		609,546
Non-current liabilities		(18,055)
Year Two
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	605,657	585,047
Non-current liabilities		(25,144)
Year Three
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	467,153	338,896
Non-current liabilities	(98,449)	(13,548)
Year Four
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	422,863	306,130
Non-current liabilities	(110,031)	(14,009)
Year Five
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	464,514	373,875
Non-current liabilities	(90,703)	(11,210)
More than 5 years
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	2,111,032	1,660,560
Non-current liabilities	R$ (218,230)	R$ (36,402)